UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22041
Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: October 31
Date of reporting period: January 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — January 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 70.1%

	HEALTH CARE — 13.1%

	Biotechnology — 3.6%
500	Actelion Ltd.†	$27,039
10,000	Biogen Idec Inc.†	654,700
25,000	Crucell NV†	838,605
6,000	Crucell NV, ADR†	201,120
20,000	Genzyme Corp.†	1,467,000
40,000	Indevus Pharmaceuticals Inc., Escrow† (a)	44,000
20,000	Martek Biosciences Corp.†	628,200
443,000	Q-Med AB	5,202,957
8,000	Talecris Biotherapeutics Holdings Corp.†	196,000

		9,259,621

	Health Care Equipment and Supplies — 2.8%
22,000	Alcon Inc.	3,582,920
50,000	ArthroCare Corp.†	1,399,500
10,000	Beckman Coulter Inc.	720,100
13,000	Exactech Inc.†	216,970
17,000	RTI Biologics Inc.†	45,560
100,000	Smith & Nephew plc	1,111,680
1,500	Young Innovations Inc.	45,030

		7,121,760

	Health Care Providers and Services — 1.0%
1,000	Chemed Corp.	62,230
100,000	GenOptix Inc.†	2,496,000

		2,558,230

	Life Sciences Tools and Services — 4.5%
75,000	Dionex Corp.†	8,848,500
150,000	WuXi PharmaTech (Cayman) Inc., ADR†	2,559,000

		11,407,500

	Pharmaceuticals — 1.2%
26,000	Allergan Inc.	1,835,860
5,000	BMP Sunstone Corp.†	49,700
30,000	Bristol-Myers Squibb Co.	755,400
5,000	Eurand NV†	59,750
40,000	Matrixx Initiatives Inc.†	319,600

		3,020,310

	TOTAL HEALTH CARE	33,367,421

	INDUSTRIALS — 10.6%

	Aerospace and Defense — 2.8%
275,000	Herley Industries Inc.†	4,518,250
12,000	ITT Corp.	707,040
27,000	Kaman Corp.	794,745
22,000	Ladish Co. Inc.†	1,177,880
300	Todd Shipyards Corp.	6,672

		7,204,587

	Airlines — 0.0%
5,000	AirTran Holdings Inc.†	36,950

	Building Products — 0.7%
140,000	Griffon Corp.†	1,629,600

	Commercial Services and Supplies — 0.1%
7,500	Rollins Inc.	142,425

	Machinery — 5.8%
55,000	Baldwin Technology Co. Inc., Cl. A†	77,550
100,000	Bucyrus International Inc.	9,076,000
80,000	Cardo AB	5,197,181
8,000	CIRCOR International Inc.	323,120

		14,673,851

	Railroads and Transportation — 1.2%
4,800	Dynamex Inc.†	119,472
12,000	GATX Corp.	399,000
40,500	Navistar International Corp.†	2,626,425

		3,144,897

	TOTAL INDUSTRIALS	26,832,310

	INFORMATION TECHNOLOGY — 10.3%

	Communications Equipment — 0.0%
10,000	Emulex Corp.†	114,100

	Computers and Peripherals — 0.5%
12,000	Compellent Technologies Inc.†	332,760
8,000	Diebold Inc.	245,280
3,000	Hypercom Corp.†	26,820
45,000	Intermec Inc.†	511,200
1,000	SanDisk Corp.†	45,370
1,500	Seagate Technology plc†	21,000

		1,182,430

	Electrical Equipment and Instruments — 2.3%
5,000	Draka Holding NV†	124,250
10,000	GTSI Corp.†	47,000
350,000	L-1 Identity Solutions Inc.†	4,175,500
12,000	Oce NV†	133,903
6,000	Park Electrochemical Corp.	182,760
22,000	Tyco Electronics Ltd.	797,060
35,000	Zygo Corp.†	380,800

		5,841,273

	Internet Software and Services — 1.5%
10,000	Novell Inc.†	60,200
81,000	Terremark Worldwide Inc.†	1,534,140
135,000	Yahoo! Inc.†	2,176,200

		3,770,540

	Semiconductors and Semiconductor Equipment — 0.2%
4,000	International Rectifier Corp.†	128,120
2,500	LTX-Credence Corp.†	22,162
16,000	MoSys Inc.†	92,800
10,000	Verigy Ltd.†	133,400

		376,482

	Software — 5.8%
15,000	FalconStor Software Inc.†	54,375
285,000	McAfee Inc.†	13,651,500
87,000	Take-Two Interactive Software Inc.†	1,085,325
See accompanying notes to schedule of investments.

1

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	INFORMATION TECHNOLOGY (Continued)

	Software (Continued)
500	Voltaire Ltd.†	$4,345

		14,795,545

	TOTAL INFORMATION TECHNOLOGY	26,080,370

	CONSUMER STAPLES — 9.4%

	Food and Staples Retailing — 3.1%
36,154	Casey’s General Stores Inc.	1,536,183
42,000	Danisco A/S	5,106,805
4,500	Massmart Holdings Ltd.	89,409
4,000	Spartan Stores Inc.	57,960
32,000	Village Super Market Inc., Cl. A	1,005,120

		7,795,477

	Food Products — 2.4%
30,000	Del Monte Foods Co.	568,800
2,000	Flowers Foods Inc.	50,460
15,000	Kraft Foods Inc., Cl. A	458,550
126,000	Sara Lee Corp.	2,138,220
32,000	Tootsie Roll Industries Inc.	885,120
60,000	Wimm-Bill-Dann Foods OJSC, ADR	1,984,200

		6,085,350

	Personal Products — 3.9%
250,000	Alberto-Culver Co.	9,312,500
26,000	Avon Products Inc.	736,060

		10,048,560

	TOTAL CONSUMER STAPLES	23,929,387

	TELECOMMUNICATION SERVICES — 6.4%

	Diversified Telecommunications Services — 1.7%
280,000	Asia Satellite Telecommunications Holdings Ltd.	488,415
360,000	Cincinnati Bell Inc.†	1,026,000
120,000	Fastweb SpA†	2,947,507

		4,461,922

	Wireless Telecommunications Services — 4.7%
120,000	Atheros Communications Inc.†	5,350,800
13,000	Millicom International Cellular SA	1,212,250
2,000	Rogers Communications Inc., Cl. B	69,840
400,000	Sprint Nextel Corp.†	1,808,000
8,000	Telephone & Data Systems Inc.	286,000
65,500	United States Cellular Corp.†	3,192,470

		11,919,360

	TOTAL TELECOMMUNICATION SERVICES	16,381,282

	CONSUMER DISCRETIONARY — 5.6%

	Auto Components — 0.3%
16,000	Tenneco Inc.†	661,280

	Diversified Consumer Services — 0.1%
50,000	Corinthian Colleges Inc.†	264,000

	Hotels, Restaurants, and Leisure — 0.5%
15,000	Boyd Gaming Corp.†	162,600
5,000	Churchill Downs Inc.	207,050
144,874	Dover Motorsports Inc.†	272,363
12,000	Gaylord Entertainment Co.†	400,080
80,000	Ladbrokes plc	167,489

		1,209,582

	Household Durables — 0.5%
21,000	Harman International Industries Inc.†	909,720
8,000	Nobility Homes Inc.†	64,240
11,500	Skyline Corp.	231,035

		1,204,995

	Media — 3.0%
105,000	Acme Communications Inc.†	105,000
2,000	Ascent Media Corp., Cl. A†	76,080
13,600	British Sky Broadcasting Group plc	164,477
140,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,944,600
77,000	Crown Media Holdings Inc., Cl. A†	184,800
4,000	Discovery Communications Inc., Cl. A†	156,000
4,000	Discovery Communications Inc., Cl. C†	135,840
25,000	DISH Network Corp., Cl. A†	527,750
38,000	Fisher Communications Inc.†	917,320
254	Granite Broadcasting Corp.† (a)	0
30,000	Liberty Media Corp. — Capital, Cl. A†	1,969,800
2,500	Liberty Media Corp. — Starz, Cl. A†	166,675
80,500	Mediacom Communications Corp., Cl. A†	705,582
13,000	Salem Communications Corp., Cl. A	41,470
20,000	Shaw Communications Inc., Cl. B, Non-Voting	422,200
40,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	197,705

		7,715,299

	Multiline Retail — 0.0%
3,000	Saks Inc.†	35,160

	Specialty Retail — 1.2%
19,500	Dollar Thrifty Automotive Group Inc.†	946,140
20,000	Jo-Ann Stores Inc.†	1,206,600
85,000	Midas Inc.†	604,350
10,000	Pier 1 Imports Inc.†	93,700
14,100	Sally Beauty Holdings Inc.†	185,556

		3,036,346

	Textiles, Apparel, and Luxury Goods — 0.0%
10,000	Heelys Inc.†	29,800

	TOTAL CONSUMER DISCRETIONARY	14,156,462

	UTILITIES — 4.1%

	Electric Utilities — 1.1%
5,000	Allegheny Energy Inc.	128,900
90,000	Endesa SA	2,552,575

		2,681,475

	Gas Utilities — 0.4%
8,000	Nicor Inc.	403,760
17,000	Southwest Gas Corp.	633,080

		1,036,840

	Independent Power Producers and Energy Traders — 0.4%
15,000	Dynegy Inc.†	94,350
75,000	GenOn Energy Inc., Escrow† (a)	0
40,000	NRG Energy Inc.†	830,000

		924,350

See accompanying notes to schedule of investments.

2

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	UTILITIES (Continued)

	Multi-Utilities — 2.2%
22,000	CH Energy Group Inc.	$1,069,420
57,267	GDF Suez, Strips	78
1,000	Integrys Energy Group Inc.	47,590
80,000	NorthWestern Corp.	2,259,200
52,000	Progress Energy Inc.	2,335,840

		5,712,128

	TOTAL UTILITIES	10,354,793

	ENERGY — 3.7%

	Energy Equipment and Services — 0.1%
19,200	Wellstream Holdings plc	241,123

	Oil, Gas, and Consumable Fuels — 3.6%
6,000	Anadarko Petroleum Corp.	462,480
150,000	Atlas Energy Inc.†	6,645,000
200,000	Dragon Oil plc†	1,859,742
2,000	EXCO Resources Inc.	40,160
150,000	WesternZagros Resources Ltd.†	82,389

		9,089,771

	TOTAL ENERGY	9,330,894

	FINANCIALS — 3.6%

	Capital Markets — 0.2%
50,000	BKF Capital Group Inc.†	52,500
135,000	SWS Group Inc.	631,800

		684,300

	Commercial Banks — 1.3%
2,000	Danvers Bancorp Inc.	43,120
21,000	Marshall & Ilsley Corp.	146,790
200,000	NewAlliance Bancshares Inc.	2,990,000
50,000	Wilmington Trust Corp.	219,000

		3,398,910

	Consumer Finance — 1.1%
150,000	SLM Corp.†	2,161,500
225,000	The Student Loan Corp., Escrow (a)	562,500

		2,724,000

	Insurance — 0.9%
3,000	Argo Group International Holdings Ltd.	106,860
78,000	CNA Surety Corp.†	1,874,340
4,000	First Mercury Financial Corp.	65,800
900	Mercer Insurance Group Inc.	25,245
423	Wesco Financial Corp.	158,959

		2,231,204

	Real Estate Management and Development — 0.0%
500	ECO Business-Immobilien AG†	4,690

	Thrift and Mortgage Finance — 0.1%
10,000	New York Community Bancorp Inc.	183,200

	TOTAL FINANCIALS	9,226,304

	MATERIALS — 3.3%

	Building Products — 0.1%
6,000	CIMPOR — Cimentos de Portugal SGPS SA	40,286
7,000	Texas Industries Inc.	278,110

		318,396

	Chemicals — 0.5%
13,000	Airgas Inc.	814,710
12,000	Sensient Technologies Corp.	406,920

		1,221,630

	Containers and Packaging — 1.6%
9,800	Greif Inc., Cl. B	592,410
370,000	Myers Industries Inc.	3,381,800

		3,974,210

	Metals and Mining — 1.1%
119,000	Alcoa Inc.	1,971,830
4,000	Camino Minerals Corp.†	1,917
29,000	Consolidated Thompson Iron Mines Ltd.†	498,707
200	Eramet	71,059
12,000	Gold Fields Ltd., ADR	190,440
1,000	Lundin Mining Corp.†	7,160
237	Royal Gold Inc.	10,941
3,000	Ventana Gold Corp.†	37,599

		2,789,653

	TOTAL MATERIALS	8,303,889

	TOTAL COMMON STOCKS	177,963,112

	RIGHTS — 0.0%

	HEALTH CARE — 0.0%
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	307

	WARRANTS — 0.0%

	CONSUMER DISCRETIONARY — 0.0%

	Media — 0.0%
636	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0
636	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0

		0

	TOTAL WARRANTS	0

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 29.9%
$75,752,000	U.S. Treasury Bills, 0.086% to 1.000%††, 02/10/11 to 06/09/11	75,728,616

	TOTAL INVESTMENTS — 100.0% (Cost $255,863,664)	$253,692,035

See accompanying notes to schedule of investments.

3

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2011 (Unaudited)

Market
Value
Aggregate tax cost	$260,066,850

Gross unrealized appreciation	$13,750,842
Gross unrealized depreciation	(20,125,657)

Net unrealized appreciation/depreciation	$(6,374,815)

Principal			Settlement	Unrealized
Amount			Date	Appreciation
		FORWARD FOREIGN EXCHANGE CONTRACTS — 0.0%
27,930,000	(b)	Deliver Denmark Krone in exchange for United States Dollar 5,141,970(c)	3/18/11	$14,276

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At January 31, 2011, the market value of fair valued securities amounted to $606,500 or 0.24% of total investments.

(b)	Principal amount denoted in Danish Krone.

(c)	At January 31, 2011, the Fund had entered into forward foreign exchange contracts with Bank of New York Mellon.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

Strips	Regular income payment portion of security traded separately from the principal portion of the security.
See accompanying notes to schedule of investments.

4

Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”)
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of January 31, 2011 is as follows:

	Valuation Inputs
		Level 2
		Other	Level 3	Total
	Level 1	Significant	Significant	Market Value
	Quoted	Observable	Unobservable	at
	Prices	Inputs	Inputs	1/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Biotechnology	$9,215,621	—	$44,000	$9,259,621
Other Industries (a)	24,107,800	—	—	24,107,800
Consumer Discretionary
Media	7,715,299	—	0	7,715,299
Other Industries (a)	5,495,023	—	—	5,495,023
Utilities				—
Independent Power Producers and Energy Traders	924,350	—	0	924,350
Other Industries (a)	9,430,443	—	—	9,430,443
Financials
Consumer Finance	2,161,500	—	562,500	2,724,000
Other Industries (a)	6,502,304	—	—	6,502,304
Other Industries (a)	111,804,272	—	—	111,804,272

Total Common Stocks	177,356,612	—	606,500	177,963,112

Rights (a)	307	—	—	307

Warrants:
Consumer Discretionary
Media	—	—	0	0

Total Warrants	—	—	0	0

U.S. Government Obligations	—	$75,728,616	—	75,728,616

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$177,356,919	$75,728,616	$606,500	$253,692,035

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward Foreign Exchange Contract	$—	$14,276	$—	$14,276

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have significant transfers between Levels 1 and 2 during the period ended January 31, 2011.
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Change in					Net change in unrealized
				unrealized					appreciation/depreciation
	Balance as of	Accrued discounts/		appreciation/	Net purchases/	Transfers into	Transfers out of	Balance as of	during the period on Level 3
	10/31/10	(premiums)	Realized gain/(loss)	depreciation	(sales)	Level 3 †	Level 3 †	1/31/11	investments held at 1/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Biotechnology	$44,000	$—	$—	$—	$—	$—	$—	$44,000	$—
Consumer Discretionary
Media	0	—	—	—	—	—	—	0	—
Utilities
Independent Power Producers and Energy Traders	0	—	—	—	—	—	—	0	—
Financials
Consumer Finance	—	—	—	323,940	0	238,560	—	562,500	323,940

Total Common Stocks	44,000	—	—	323,940	0	238,560	—	606,500	323,940

Warrants:
Consumer Discretionary
Media	1	—	—	(1)	—	—	—	0	(1)

Total Warrants	1	—	—	(1)	—	—	—	0	(1)

TOTAL INVESTMENTS IN SECURITIES	$44,001	$—	$—	$323,939	$0	$238,560	$—	$606,500	$323,939

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest not more than 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted or illiquid securities at January 31, 2011.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at January 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. Between November 1, 2010 and January 31, 2011, the Fund held no investments in equity contract for difference swap agreements.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Forward foreign exchange contracts at January 31, 2011 are reflected within the Schedule of Investments.
The Fund held a forward foreign exchange contract from January 18, 2011 through January 31, 2011, with an average monthly value while it was outstanding of approximately $2,687.
The following table summarizes the net unrealized appreciation of derivatives held at January 31, 2011 by primary risk exposure:

Net Unrealized
Appreciation at
Asset Derivatives:	January 31, 2011

Foreign Currency Exchange Contracts	$14,276

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At October 31, 2010, the Fund had a net capital loss carryforward for federal income tax purposes of $54,505,517 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 3/18/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 3/18/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/18/11

*	Print the name and title of each signing officer under his or her signature.